Other investment (Tables)	12 Months Ended
Mar. 31, 2013
Other investment [Abstract]
Schedule of Other Investment
	March 31,
	2012	2013	2013
	RMB	RMB	US$

Unlisted equity securities, at cost	134,363	189,129	30,452